Statement - Consolidated Statements of Changes in Shareholders' Equity - BRL (R$) R$ in Thousands	Share capital [member]	Share issue costs [member]	Capital reserve [member]	Treasury shares [member]	Accumulated losses [member]	Other comprehensive income [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Beginning balance at Dec. 31, 2017	R$ 21,438,374	R$ (377,429)	R$ 13,242,374	R$ (5,531,092)	R$ (42,053,790)	R$ (242,282)	R$ (13,523,845)	R$ 293,457	R$ (13,230,388)
Capital increase	10,600,097		1,013,883				11,613,980		11,613,980
Delivery of treasury shares as per the JRP			(2,727,842)	2,727,842
Share subscription warrants			4,580				4,580		4,580
Profit (loss) for the year					24,591,140		24,591,140	24,415	24,615,555
Other comprehensive income/loss					(67,458)	33,923	(33,535)	(74,381)	(107,916)
Ending balance at Dec. 31, 2018	32,038,471	(377,429)	11,532,995	(2,803,250)	(17,530,108)	(208,359)	22,652,320	243,491	22,895,811
Capital increase	500,466		3,837,009				4,337,475		4,337,475
Share issuance costs		(423,644)					(423,644)		(423,644)
Share buyback				(2,572)			(2,572)		(2,572)
Pharol Agreement (Note 1)			(2,462,799)	2,772,507	(197,846)		111,862		111,862
Profit (loss) for the year					(9,000,434)		(9,000,434)	(94,673)	(9,095,107)
Absorption of capital reserves			(9,000,434)		9,000,434
Other comprehensive income/loss						(24,681)	(24,681)	(2,638)	(27,319)
Ending balance at Dec. 31, 2019	32,538,937	(801,073)	3,906,771	(33,315)	(17,727,954)	(233,040)	17,650,326	146,180	17,796,506
Profit (loss) for the year					(10,529,963)		(10,529,963)	1,464	(10,528,499)
Other comprehensive income/loss						631,129	631,129	46,562	677,691
Decrease of non-controlling interests								(175,788)	(175,788)
Ending balance at Dec. 31, 2020	R$ 32,538,937	R$ (801,073)	R$ 3,906,771	R$ (33,315)	R$ (28,257,917)	R$ 398,089	R$ 7,751,492	R$ 18,418	R$ 7,769,910